Supplement to the
Fidelity® Institutional Money Market Funds - Class I
May 30, 2009
Prospectus

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Prime Money Market Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

On April 13, 2009, the Board of Trustees of Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio (the "Participating Funds") approved extending the participation by each Participating Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through September 18, 2009 (the "Program"). If a Participating Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Participating Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Participating Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Participating Fund and $1.00 per share. Participation by the Participating Funds in the Program does not reflect a decision by any Participating Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program extension requires each Participating Fund to pay the U.S. Department of Treasury a fee equal to 0.015% (1.5 basis points) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each Participating Fund without regard to any expense limitation currently in effect for a fund. This payment is in addition to the fees paid by each Participating Fund at the start of the Program in October 2008 and at the first extension of the Program in December 2008, which totaled 2.5 basis points based on the number of shares outstanding as of September 19, 2008.

In addition, the Board of Trustees of Government Portfolio, Treasury Portfolio, and Treasury Only Portfolio determined not to extend participation by Government Portfolio, Treasury Portfolio, and Treasury Only Portfolio in the Program. Accordingly, Government Portfolio, Treasury Portfolio, and Treasury Only Portfolio did not participate in the Program after the prior term, which expired on April 30, 2009.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

The following information replaces the similar information found in the "Selling Shares" section on page 24.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

IMMI-09-03 July 30, 2009 1.480138.125

Supplement to the
Fidelity® Institutional Money Market Funds - Class II
May 30, 2009
Prospectus

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Prime Money Market Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

On April 13, 2009, the Board of Trustees of Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio (the "Participating Funds") approved extending the participation by each Participating Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through September 18, 2009 (the "Program"). If a Participating Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Participating Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Participating Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Participating Fund and $1.00 per share. Participation by the Funds in the Program does not reflect a decision by any Participating Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program extension requires each Participating Fund to pay the U.S. Department of Treasury a fee equal to 0.015% (1.5 basis points) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each Participating Fund without regard to any expense limitation currently in effect for a fund. This payment is in addition to the fees paid by each Participating Fund at the start of the Program in October 2008 and at the first extension of the Program in December 2008, which totaled 2.5 basis points based on the number of shares outstanding as of September 19, 2008.

In addition, the Board of Trustees of Government Portfolio, Treasury Portfolio, and Treasury Only Portfolio determined not to extend participation by Government Portfolio, Treasury Portfolio, and Treasury Only Portfolio in the Program. Accordingly, Government Portfolio, Treasury Portfolio, and Treasury Only Portfolio did not participate in the Program after the prior term, which expired on April 30, 2009.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

The following information replaces the similar information found in the "Selling Shares" section on page 24.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

IMMII-09-03 July 30, 2009 1.480139.121

Supplement to the
Fidelity® Institutional Money Market Funds - Class III
May 30, 2009
Prospectus

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Prime Money Market Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

On April 13, 2009, the Board of Trustees of Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio (the "Participating Funds") approved extending the participation by each Participating Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through September 18, 2009 (the "Program"). If a Participating Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Participating Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Participating Fund and $1.00 per share. Participation by the Participating Funds in the Program does not reflect a decision by any Participating Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program extension requires each Participating Fund to pay the U.S. Department of Treasury a fee equal to 0.015% (1.5 basis points) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each Participating Fund without regard to any expense limitation currently in effect for a fund. This payment is in addition to the fees paid by each Participating Fund at the start of the Program in October 2008 and at the first extension of the Program in December 2008, which totaled 2.5 basis points based on the number of shares outstanding as of September 19, 2008.

In addition, the Board of Trustees of Government Portfolio, Treasury Portfolio, and Treasury Only Portfolio determined not to extend participation by Government Portfolio, Treasury Portfolio, and Treasury Only Portfolio in the Program. Accordingly, Government Portfolio, Treasury Portfolio, and Treasury Only Portfolio did not participate in the Program after the prior term, which expired on April 30, 2009.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

The following information replaces the similar information found in the "Selling Shares" section on page 24.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

IMMIII-09-03 July 30, 2009 1.480140.121

Supplement to the
Fidelity® Institutional Money Market Funds
Institutional Class
May 30, 2009
Prospectus

Prime Money Market Portfolio

Money Market Portfolio

On April 13, 2009, the Board of Trustees of the funds listed above (the "Funds") approved extending the participation by each Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through September 18, 2009 (the "Program"). If a Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Fund and $1.00 per share. Participation by the Funds in the Program does not reflect a decision by any Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program extension requires each participating fund to pay the U.S. Department of Treasury a fee equal to 0.015% (1.5 basis points) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each fund without regard to any expense limitation currently in effect for a fund. This payment is in addition to the fees paid by each participating fund at the start of the Program in October 2008 and at the first extension of the Program in December 2008, which totaled 2.5 basis points based on the number of shares outstanding as of September 19, 2008.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

The following information replaces the similar information found in the "Selling Shares" section on page 14.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

PMM-09-03 July 30, 2009 1.880937.104

Supplement to the
Fidelity® Institutional Money Market Funds
Class IV
May 30, 2009
Prospectus

Treasury Only Portfolio

Treasury Portfolio

Prime Money Market Portfolio

On April 13, 2009, the Board of Trustees of Prime Money Market Portfolio (the "Participating Fund") approved extending the participation by each Participating Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through September 18, 2009 (the "Program"). If a Participating Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Participating Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Participating Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Participating Fund and $1.00 per share. Participation by the Participating Funds in the Program does not reflect a decision by any Participating Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program extension requires each Participating Fund to pay the U.S. Department of Treasury a fee equal to 0.015% (1.5 basis points) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each Participating Fund without regard to any expense limitation currently in effect for a Participating Fund. This payment is in addition to the fees paid by each Participating Fund at the start of the Program in October 2008 and at the first extension of the Program in December 2008, which totaled 2.5 basis points based on the number of shares outstanding as of September 19, 2008.

In addition, the Board of Trustees of Treasury Portfolio and Treasury Only Portfolio determined not to extend participation by Treasury Portfolio and Treasury Only Portfolio in the Program. Accordingly, Treasury Portfolio and Treasury Only Portfolio did not participate in the Program after the prior term, which expired on April 30, 2009.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

The following information replaces the similar information found in the "Selling Shares" section on page 17.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

TRO-09-03 July 30, 2009 1.864395.106

Supplement to the
Fidelity® Institutional Money Market Funds - Select Class
May 30, 2009
Prospectus

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Prime Money Market Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

On April 13, 2009, the Board of Trustees of Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio (the "Participating Funds") approved extending the participation by each Participating Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through September 18, 2009 (the "Program"). If a Participating Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Participating Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Participating Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Participating Fund and $1.00 per share. Participation by the Participating Funds in the Program does not reflect a decision by any Participating Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program extension requires each Participating Fund to pay the U.S. Department of Treasury a fee equal to 0.015% (1.5 basis points) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each Participating Fund without regard to any expense limitation currently in effect for a fund. This payment is in addition to the fees paid by each Participating Fund at the start of the Program in October 2008 and at the first extension of the Program in December 2008, which totaled 2.5 basis points based on the number of shares outstanding as of September 19, 2008.

In addition, the Board of Trustees of Government Portfolio, Treasury Portfolio, and Treasury Only Portfolio determined not to extend participation by Government Portfolio, Treasury Portfolio, and Treasury Only Portfolio in the Program. Accordingly, Government Portfolio, Treasury Portfolio, and Treasury Only Portfolio did not participate in the Program after the prior term, which expired on April 30, 2009.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

The following information replaces the similar information found in the "Selling Shares" section on page 24.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

IMMSC-09-03 July 30, 2009 1.778424.114